UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $431,407 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    56428  1026527 SH       SOLE                   947150        0    79377
APPLIED MATLS INC              COM              038222105    34486  2207790 SH       SOLE                  2036239        0   171551
ASCENA RETAIL GROUP INC        COM              04351G101    26153   806957 SH       SOLE                   744409        0    62548
ASPEN TECHNOLOGY INC           COM              045327103    26011  1735216 SH       SOLE                  1600533        0   134683
COMFORT SYS USA INC            COM              199908104    29779  2116487 SH       SOLE                  1952659        0   163828
CULP INC                       COM              230215105    10525  1134209 SH       SOLE                  1009365        0   124844
EPICOR SOFTWARE CORP           COM              29426L108    29314  2648036 SH       SOLE                  2442391        0   205645
JDA SOFTWARE GROUP INC         COM              46612K108    57917  1913976 SH       SOLE                  1765481        0   148495
KNOLL INC                      COM NEW          498904200    33878  1616315 SH       SOLE                  1491186        0   125129
MONARCH CASINO & RESORT INC    COM              609027107     7877   757375 SH       SOLE                   678504        0    78871
MTS SYS CORP                   COM              553777103    21863   479988 SH       SOLE                   442746        0    37242
OPEN TEXT CORP                 COM              683715106    35646   571978 SH       SOLE                   527690        0    44288
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    18779   963529 SH       SOLE                   888945        0    74584
THOR INDS INC                  COM              885160101    16659   499229 SH       SOLE                   460581        0    38648
TYLER TECHNOLOGIES INC         COM              902252105    26092  1100459 SH       SOLE                  1014925        0    85534